Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

27 Subsequent events

On 30 January 2020, Equinor closed a transaction with Schlumberger Production Management Holding Argentina B.V. SPM to acquire a 50% interest in SPM Argentina S.A. For further information see note 4 Acquisitions and disposals.

During the first quarter of 2020 the spread of the coronavirus (Covid-19) has impacted an increasing number of countries with increasing severity. In March 2020, the World Health Organisation (WHO) declared Covid-19 a global pandemic. During this period countries, organisations and Equinor have taken considerable measures to mitigate risk for communities, employees and business operations. The full extent, consequences, and duration of the Covid-19 pandemic and the resulting operational and economic impact for Equinor cannot be predicted at the time of publication of these Consolidated financial statements.